FINANCIAL ASSETS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Adjustments for impairment losses (reversal of impairment losses) recognised in profit or loss, financial assets	$ 0	$ (800,000)	$ 1,500,000
Unpaid investment amount written off	876,000	263,000
Remeasurement loss recognized in profit loss	300,000	(100,000)
Financial assets, carrying amount	2,773,000	$ 2,455,000
Novus Diagnostics Limited [Member]
Disclosure of financial assets [line items]
Percentage of equity acquired		12.50%
Equity investment		$ 2,562,000
ADS issued		1,399,985
Financial assets, carrying amount	$ 2,800,000